Intangible Assets And Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets And Goodwill Tables
Summary of Intangible assets

Intangible assets, net, include customer relationships, trademark and trade names, and non-compete agreements acquired in acquisitions of New West and patents, and consisted of the following at December 31, 2014 and 2013:

		2014		2013
	Amortization Period Years	Basis	Accumulated Amortization	Basis	Accumulated Amortization
Trademark and trade name	15	$217,000	$(15,000)	$-	$-
Non-compete agreements	2.3	1,512,000	(648,000)	-	-
Customer backlog	1	3,000	(3,000)	-	-
Customer relationships	10	831,000	(83,000)	-	-
Patents	15	186,000	(41,000)	186,000	(29,000)
		$2,749,000		$186,000
Less accumulated amortization			(790,000)		(29,000)
Total, net			$1,959,000		$157,000

Amortization of identifiable intangible assets

Amortization of identifiable intangible assets for each of the next five years and thereafter through 2028 is as follows:

2015	$758,000
2016	326,000
2017	110,000
2018	110,000
2019	110,000
Thereafter	545,000
Total	$1,959,000